Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 73.9% of net assets

Equity Funds 28.0%
Global Real Estate 2.0%
Schwab Global Real Estate Fund	153,407	1,231,862
International 9.0%
Laudus International MarketMasters Fund *	125,492	3,816,211
Schwab International Core Equity Fund	153,084	1,757,406
		5,573,617
Large-Cap 15.1%
Schwab Core Equity Fund	69,600	1,973,156
Schwab Fundamental US Large Company Index Fund	5,931	132,261
Schwab S&P 500 Index Fund	106,948	7,244,651
		9,350,068
Mid-Cap 0.7%
Schwab U.S. Mid-Cap Index Fund	7,201	445,523
Small-Cap 1.2%
Schwab Small-Cap Equity Fund	32,885	744,513
		17,345,583

Fixed-Income Funds 42.6%
Inflation-Protected Bond 6.5%
Schwab Treasury Inflation Protected Securities Index Fund	318,334	4,052,398
Intermediate-Term Bond 26.2%
Schwab U.S. Aggregate Bond Index Fund	1,532,862	16,263,663
Short-Term Bond 9.9%
Schwab Short-Term Bond Index Fund	592,736	6,105,180
		26,421,241

Money Market Fund 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,040,323	2,040,936
Total Affiliated Underlying Funds
(Cost $36,062,250)		45,807,760

Unaffiliated Underlying Funds 24.7% of net assets

Equity Funds 7.3%
Large-Cap 6.6%
ClearBridge Large Cap Growth Fund, Class IS	29,468	2,270,216
Dodge & Cox Stock Fund	7,691	1,830,515
		4,100,731
Security	Number of Shares	Value ($)
Small-Cap 0.7%
ClearBridge Small Cap Growth Fund, Class IS *	7,481	430,511
		4,531,242

Fixed-Income Funds 17.4%
Intermediate-Term Bond 15.2%
Baird Aggregate Bond Fund, Institutional Class	289,478	3,360,844
Loomis Sayles Investment Grade Bond Fund, Class Y	56,912	658,476
Metropolitan West Total Return Bond Fund, Class I	487,203	5,403,079
		9,422,399
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	121,648	1,334,476
		10,756,875
Total Unaffiliated Underlying Funds
(Cost $13,535,315)		15,288,117
Issuer	Face Amount ($)	Value ($)
Short-Term Investments 1.7% of net assets

Time Deposits 1.7%
ING Bank NV
0.01%, 08/02/21 (b)	594,743	594,743
Skandinaviska Enskilda Banken AB
0.01%, 08/02/21 (b)	476,340	476,340
Total Short-Term Investments
(Cost $1,071,083)		1,071,083
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Laudus International MarketMasters Fund	$3,453,864	$293,769	($777,000)	$101,446	$744,132	$3,816,211	125,492	$243,769
Schwab Core Equity Fund	2,540,417	188,494	(1,296,000)	232,963	307,282	1,973,156	69,600	108,495
Schwab Dividend Equity Fund	76,027	—	(90,894)	(9,881)	24,748	—	—	557
Schwab Fundamental US Large Company Index Fund	—	125,000	—	—	7,261	132,261	5,931	—
Schwab Global Real Estate Fund	847,973	120,511	—	—	263,378	1,231,862	153,407	40,511
Schwab International Core Equity Fund	1,781,129	370,393	(811,000)	30,153	386,731	1,757,406	153,084	20,392
Schwab S&P 500 Index Fund	5,731,755	990,357	(1,356,000)	170,901	1,707,638	7,244,651	106,948	116,356
Schwab Short-Term Bond Index Fund	5,538,328	987,533	(386,962)	(2,992)	(30,727)	6,105,180	592,736	55,984
Schwab Small-Cap Equity Fund	608,229	1,413	(164,000)	13,174	285,697	744,513	32,885	1,413
Schwab Treasury Inflation Protected Securities Index Fund	3,472,960	575,228	(170,000)	(2,301)	176,511	4,052,398	318,334	74,228
Schwab U.S. Aggregate Bond Index Fund	14,401,866	3,544,146	(1,491,929)	(38,166)	(152,254)	16,263,663	1,532,862	250,800
Schwab U.S. Mid-Cap Index Fund	406,110	6,933	(108,999)	25,904	115,575	445,523	7,201	6,934
Schwab Variable Share Price Money Fund, Ultra Shares	2,040,684	600,456	(600,000)	38	(242)	2,040,936	2,040,323	455
Total	$40,899,342	$7,804,233	($7,252,784)	$521,239	$3,835,730	$45,807,760		$919,894
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$45,807,760	$—	$—	$45,807,760
Unaffiliated Underlying Funds[1]	15,288,117	—	—	15,288,117
Short-Term Investments[1]	—	1,071,083	—	1,071,083
Total	$61,095,877	$1,071,083	$—	$62,166,960
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.4% of net assets

Equity Funds 31.2%
Global Real Estate 2.0%
Schwab Global Real Estate Fund	214,390	1,721,554
International 10.4%
Laudus International MarketMasters Fund *	200,563	6,099,130
Schwab International Core Equity Fund	228,590	2,624,213
		8,723,343
Large-Cap 16.6%
Schwab Core Equity Fund	99,942	2,833,347
Schwab Fundamental US Large Company Index Fund	3,623	80,789
Schwab S&P 500 Index Fund	163,103	11,048,620
		13,962,756
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	10,762	665,859
Small-Cap 1.4%
Schwab Small-Cap Equity Fund	51,032	1,155,375
		26,228,887

Fixed-Income Funds 40.1%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	414,058	5,270,962
Intermediate-Term Bond 24.6%
Schwab U.S. Aggregate Bond Index Fund	1,947,965	20,667,913
Short-Term Bond 9.2%
Schwab Short-Term Bond Index Fund	750,097	7,726,004
		33,664,879

Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,589,464	2,590,241
Total Affiliated Underlying Funds
(Cost $46,612,874)		62,484,007

Unaffiliated Underlying Funds 24.4% of net assets

Equity Funds 7.1%
Large-Cap 6.3%
ClearBridge Large Cap Growth Fund, Class IS	37,419	2,882,741
Dodge & Cox Stock Fund	10,394	2,473,967
		5,356,708
Security	Number of Shares	Value ($)
Small-Cap 0.8%
ClearBridge Small Cap Growth Fund, Class IS *	11,462	659,657
		6,016,365

Fixed-Income Funds 17.3%
Intermediate-Term Bond 15.1%
Baird Aggregate Bond Fund, Institutional Class	354,227	4,112,570
Loomis Sayles Investment Grade Bond Fund, Class Y	95,080	1,100,071
Metropolitan West Total Return Bond Fund, Class I	671,352	7,445,293
		12,657,934
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	169,720	1,861,827
		14,519,761
Total Unaffiliated Underlying Funds
(Cost $17,854,885)		20,536,126
Issuer	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
DnB Bank ASA
0.01%, 08/02/21 (b)	841,862	841,862
Skandinaviska Enskilda Banken AB
0.01%, 08/02/21 (b)	176,316	176,316
Total Short-Term Investments
(Cost $1,018,178)		1,018,178
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Laudus International MarketMasters Fund	$5,392,510	$761,964	($1,372,000)	$137,321	$1,179,335	$6,099,130	200,563	$366,965
Schwab Core Equity Fund	3,737,720	162,390	(1,874,003)	702,590	104,650	2,833,347	99,942	162,388
Schwab Dividend Equity Fund	89,000	—	(102,489)	22,868	(9,379)	—	—	652
Schwab Fundamental US Large Company Index Fund	—	68,000	—	—	12,789	80,789	3,623	—
Schwab Global Real Estate Fund	1,318,093	120,996	(114,000)	12,729	383,736	1,721,554	214,390	60,996
Schwab International Core Equity Fund	2,755,151	30,691	(821,000)	78,477	580,894	2,624,213	228,590	30,690
Schwab S&P 500 Index Fund	8,418,126	874,772	(1,063,300)	155,339	2,663,683	11,048,620	163,103	169,065
Schwab Short-Term Bond Index Fund	7,265,534	757,172	(254,128)	(802)	(41,772)	7,726,004	750,097	73,164
Schwab Small-Cap Equity Fund	1,003,720	2,332	(330,000)	90,879	388,444	1,155,375	51,032	2,332
Schwab Treasury Inflation Protected Securities Index Fund	4,745,389	391,365	(100,000)	1,474	232,734	5,270,962	414,058	99,365
Schwab U.S. Aggregate Bond Index Fund	19,039,900	2,573,353	(721,431)	(19,541)	(204,368)	20,667,913	1,947,965	333,456
Schwab U.S. Mid-Cap Index Fund	608,622	10,392	(165,000)	39,235	172,610	665,859	10,762	10,392
Schwab Variable Share Price Money Fund, Ultra Shares	2,289,929	300,571	—	—	(259)	2,590,241	2,589,464	575
Total	$56,663,694	$6,053,998	($6,917,351)	$1,220,569	$5,463,097	$62,484,007		$1,310,040
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$62,484,007	$—	$—	$62,484,007
Unaffiliated Underlying Funds[1]	20,536,126	—	—	20,536,126
Short-Term Investments[1]	—	1,018,178	—	1,018,178
Total	$83,020,133	$1,018,178	$—	$84,038,311
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.4% of net assets

Equity Funds 32.9%
Global Real Estate 2.2%
Schwab Global Real Estate Fund	1,494,993	12,004,794
International 11.3%
Laudus International MarketMasters Fund *	1,392,557	42,347,667
Schwab International Core Equity Fund	1,576,030	18,092,822
		60,440,489
Large-Cap 17.1%
Schwab Core Equity Fund	634,354	17,983,933
Schwab Fundamental US Large Company Index Fund	27,171	605,914
Schwab S&P 500 Index Fund	1,081,666	73,272,046
		91,861,893
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	69,229	4,283,218
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	365,851	8,282,871
		176,873,265

Fixed-Income Funds 38.5%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund	2,571,299	32,732,639
Intermediate-Term Bond 23.7%
Schwab U.S. Aggregate Bond Index Fund	12,011,321	127,440,114
Short-Term Bond 8.7%
Schwab Short-Term Bond Index Fund	4,576,415	47,137,072
		207,309,825

Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	15,945,587	15,950,371
Total Affiliated Underlying Funds
(Cost $291,684,784)		400,133,461

Unaffiliated Underlying Funds 24.5% of net assets

Equity Funds 7.5%
Large-Cap 6.8%
ClearBridge Large Cap Growth Fund, Class IS	254,073	19,573,798
Dodge & Cox Stock Fund	72,383	17,227,887
		36,801,685
Security	Number of Shares	Value ($)
Small-Cap 0.7%
ClearBridge Small Cap Growth Fund, Class IS *	63,847	3,674,388
		40,476,073

Fixed-Income Funds 17.0%
Intermediate-Term Bond 14.8%
Baird Aggregate Bond Fund, Institutional Class	2,122,200	24,638,742
Loomis Sayles Investment Grade Bond Fund, Class Y	649,848	7,518,743
Metropolitan West Total Return Bond Fund, Class I	4,287,242	47,545,519
		79,703,004
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,072,210	11,762,145
		91,465,149
Total Unaffiliated Underlying Funds
(Cost $114,086,346)		131,941,222
Issuer	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
BNP Paribas SA
0.01%, 08/02/21 (b)	4,640,186	4,640,186
Total Short-Term Investment
(Cost $4,640,186)		4,640,186
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Laudus International MarketMasters Fund	$40,299,521	$2,654,741	($10,187,943)	$1,550,839	$8,030,509	$42,347,667	1,392,557	$2,654,742
Schwab Core Equity Fund	26,819,643	1,271,702	(15,698,000)	5,453,412	137,176	17,983,933	634,354	1,271,702
Schwab Dividend Equity Fund	494,768	—	(569,758)	128,535	(53,545)	—	—	3,627
Schwab Fundamental US Large Company Index Fund	—	510,000	—	—	95,914	605,914	27,171	—
Schwab Global Real Estate Fund	9,469,280	435,250	(730,000)	(54,303)	2,884,567	12,004,794	1,494,993	435,249
Schwab International Core Equity Fund	20,415,732	226,200	(7,413,000)	718,980	4,144,910	18,092,822	1,576,030	226,200
Schwab S&P 500 Index Fund	60,049,369	3,290,415	(9,745,000)	2,727,049	16,950,213	73,272,046	1,081,666	1,180,417
Schwab Short-Term Bond Index Fund	47,708,605	2,376,714	(2,670,000)	(16,560)	(261,687)	47,137,072	4,576,415	464,225
Schwab Small-Cap Equity Fund	7,030,894	15,715	(2,080,000)	442,862	2,873,400	8,282,871	365,851	15,715
Schwab Treasury Inflation Protected Securities Index Fund	30,768,451	2,556,358	(2,063,330)	4,432	1,466,728	32,732,639	2,571,299	636,358
Schwab U.S. Aggregate Bond Index Fund	125,652,527	15,886,049	(12,556,724)	(290,040)	(1,251,698)	127,440,114	12,011,321	2,095,808
Schwab U.S. Mid-Cap Index Fund	4,522,092	65,662	(1,770,000)	399,805	1,065,659	4,283,218	69,229	65,661
Schwab Variable Share Price Money Fund, Ultra Shares	14,748,426	1,203,539	—	—	(1,594)	15,950,371	15,945,587	3,553
Total	$387,979,308	$30,492,345	($65,483,755)	$11,065,011	$36,080,552	$400,133,461		$9,053,257
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$400,133,461	$—	$—	$400,133,461
Unaffiliated Underlying Funds[1]	131,941,222	—	—	131,941,222
Short-Term Investment[1]	—	4,640,186	—	4,640,186
Total	$532,074,683	$4,640,186	$—	$536,714,869
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 72.1% of net assets

Equity Funds 43.4%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	2,235,982	17,954,934
International 14.7%
Laudus International MarketMasters Fund *	2,147,013	65,290,660
Schwab International Core Equity Fund	2,728,255	31,320,369
		96,611,029
Large-Cap 22.7%
Laudus U.S. Large Cap Growth Fund *	154,193	5,261,074
Schwab Core Equity Fund	1,309,017	37,110,619
Schwab Fundamental US Large Company Index Fund	35,695	796,004
Schwab S&P 500 Index Fund	1,566,417	106,109,085
		149,276,782
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund	109,795	6,793,001
Small-Cap 2.2%
Schwab Small-Cap Equity Fund	638,447	14,454,446
		285,090,192

Fixed-Income Funds 26.8%
Inflation-Protected Bond 2.9%
Schwab Treasury Inflation Protected Securities Index Fund	1,495,167	19,033,474
Intermediate-Term Bond 17.5%
Schwab U.S. Aggregate Bond Index Fund	10,877,066	115,405,669
Short-Term Bond 6.4%
Schwab Short-Term Bond Index Fund	4,074,178	41,964,031
		176,403,174

Money Market Fund 1.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	12,648,601	12,652,395
Total Affiliated Underlying Funds
(Cost $344,475,008)		474,145,761

Unaffiliated Underlying Funds 26.5% of net assets

Equity Funds 9.2%
International 0.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	343,800	4,280,313
Security	Number of Shares	Value ($)
Large-Cap 7.7%
ClearBridge Large Cap Growth Fund, Class IS	310,950	23,955,591
Dodge & Cox Stock Fund	110,778	26,366,286
		50,321,877
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *	107,133	6,165,531
		60,767,721

Fixed-Income Funds 17.3%
Intermediate-Term Bond 13.4%
Baird Aggregate Bond Fund, Institutional Class	1,643,889	19,085,553
Loomis Sayles Investment Grade Bond Fund, Class Y	1,274,285	14,743,479
Metropolitan West Total Return Bond Fund, Class I	4,874,133	54,054,132
		87,883,164
International Bond 3.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,352,462	25,806,513
		113,689,677
Total Unaffiliated Underlying Funds
(Cost $150,564,597)		174,457,398
Issuer	Face Amount ($)	Value ($)
Short-Term Investments 1.6% of net assets

Time Deposits 1.6%
Skandinaviska Enskilda Banken AB
0.01%, 08/02/21 (b)	3,646,765	3,646,765
Sumitomo Mitsui Trust Bank, Limited
0.01%, 08/02/21 (b)	6,585,793	6,585,793
Total Short-Term Investments
(Cost $10,232,558)		10,232,558
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Laudus International MarketMasters Fund	$57,737,488	$6,947,890	($13,416,000)	$1,471,251	$12,550,031	$65,290,660	2,147,013	$3,897,890
Laudus U.S. Large Cap Growth Fund	7,470,645	383,139	(3,920,000)	1,974,880	(647,590)	5,261,074	154,193	383,138
Schwab Core Equity Fund	46,480,332	2,304,654	(21,453,000)	3,055,312	6,723,321	37,110,619	1,309,017	2,304,654
Schwab Dividend Equity Fund	930,257	—	(1,071,251)	303,691	(162,697)	—	—	6,820
Schwab Fundamental US Large Company Index Fund	—	670,000	—	—	126,004	796,004	35,695	—
Schwab Global Real Estate Fund	14,248,053	652,742	(1,170,000)	(89,234)	4,313,373	17,954,934	2,235,982	652,742
Schwab International Core Equity Fund	32,272,214	1,223,533	(9,804,000)	354,704	7,273,918	31,320,369	2,728,255	363,532
Schwab S&P 500 Index Fund	77,105,046	10,424,641	(8,210,000)	703,539	26,085,859	106,109,085	1,566,417	1,554,640
Schwab Short-Term Bond Index Fund	36,034,341	7,347,876	(1,200,000)	(8,141)	(210,045)	41,964,031	4,074,178	377,871
Schwab Small-Cap Equity Fund	12,279,447	28,532	(3,720,000)	485,154	5,381,313	14,454,446	638,447	28,532
Schwab Treasury Inflation Protected Securities Index Fund	12,560,445	5,672,022	—	—	801,007	19,033,474	1,495,167	314,021
Schwab U.S. Aggregate Bond Index Fund	93,421,065	25,191,205	(2,000,000)	(43,396)	(1,163,205)	115,405,669	10,877,066	1,781,725
Schwab U.S. Mid-Cap Index Fund	6,590,860	97,533	(2,059,998)	417,514	1,747,092	6,793,001	109,795	97,534
Schwab Variable Share Price Money Fund, Ultra Shares	10,650,887	2,002,773	—	—	(1,265)	12,652,395	12,648,601	2,800
Total	$407,781,080	$62,946,540	($68,024,249)	$8,625,274	$62,817,116	$474,145,761		$11,765,899
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$474,145,761	$—	$—	$474,145,761
Unaffiliated Underlying Funds[1]	174,457,398	—	—	174,457,398
Short-Term Investments[1]	—	10,232,558	—	10,232,558
Total	$648,603,159	$10,232,558	$—	$658,835,717
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 71.5% of net assets

Equity Funds 52.5%
Global Real Estate 3.3%
Schwab Global Real Estate Fund	4,751,160	38,151,813
International 17.8%
Laudus International MarketMasters Fund *	4,352,439	132,357,666
Schwab International Core Equity Fund	6,326,729	72,630,851
		204,988,517
Large-Cap 27.2%
Laudus U.S. Large Cap Growth Fund *	668,100	22,795,564
Schwab Core Equity Fund	2,773,972	78,642,113
Schwab Fundamental US Large Company Index Fund	254,129	5,667,075
Schwab S&P 500 Index Fund	3,056,999	207,081,097
		314,185,849
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	232,696	14,396,908
Small-Cap 3.0%
Schwab Small-Cap Equity Fund	1,526,551	34,561,123
		606,284,210

Fixed-Income Funds 17.7%
Inflation-Protected Bond 0.8%
Schwab Treasury Inflation Protected Securities Index Fund	702,856	8,947,353
Intermediate-Term Bond 12.5%
Schwab U.S. Aggregate Bond Index Fund	13,564,200	143,916,160
Short-Term Bond 4.4%
Schwab Short-Term Bond Index Fund	4,975,527	51,247,925
		204,111,438

Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	14,654,071	14,658,468
Total Affiliated Underlying Funds
(Cost $536,827,141)		825,054,116

Unaffiliated Underlying Funds 27.2% of net assets

Equity Funds 11.3%
International 1.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,342,294	16,711,555
Security	Number of Shares	Value ($)
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	570,223	43,929,985
Dodge & Cox Stock Fund	236,078	56,188,927
		100,118,912
Small-Cap 1.2%
ClearBridge Small Cap Growth Fund, Class IS *	239,494	13,782,890
		130,613,357

Fixed-Income Funds 15.9%
Intermediate-Term Bond 11.3%
Baird Aggregate Bond Fund, Institutional Class	1,753,718	20,360,666
Loomis Sayles Investment Grade Bond Fund, Class Y	2,805,428	32,458,798
Metropolitan West Total Return Bond Fund, Class I	7,026,822	77,927,454
		130,746,918
International Bond 4.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	4,782,447	52,463,447
		183,210,365
Total Unaffiliated Underlying Funds
(Cost $267,334,955)		313,823,722
Issuer	Face Amount ($)	Value ($)
Short-Term Investments 1.4% of net assets

Time Deposits 1.4%
DnB Bank ASA
0.01%, 08/02/21 (b)	4,139,169	4,139,169
Sumitomo Mitsui Trust Bank, Limited
0.01%, 08/02/21 (b)	11,573,000	11,573,000
Total Short-Term Investments
(Cost $15,712,169)		15,712,169
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Laudus International MarketMasters Fund	$112,996,078	$7,775,592	($16,124,000)	$1,632,463	$26,077,533	$132,357,666	4,352,439	$7,775,592
Laudus U.S. Large Cap Growth Fund	23,072,141	1,298,085	(6,600,000)	3,712,958	1,312,380	22,795,564	668,100	1,298,085
Schwab Core Equity Fund	92,635,966	4,671,441	(38,755,000)	7,641,131	12,448,575	78,642,113	2,773,972	4,671,441
Schwab Dividend Equity Fund	7,754,406	—	(8,910,071)	1,860,615	(704,950)	—	—	52,968
Schwab Fundamental US Large Company Index Fund	—	4,770,000	—	—	897,075	5,667,075	254,129	—
Schwab Global Real Estate Fund	28,896,417	1,358,516	(920,000)	(85,831)	8,902,711	38,151,813	4,751,160	1,358,516
Schwab International Core Equity Fund	66,512,210	741,111	(10,881,000)	(10,559)	16,269,089	72,630,851	6,326,729	741,111
Schwab S&P 500 Index Fund	142,592,653	26,363,956	(12,980,000)	1,398,787	49,705,701	207,081,097	3,056,999	2,843,956
Schwab Short-Term Bond Index Fund	43,172,563	8,338,005	—	—	(262,643)	51,247,925	4,975,527	453,140
Schwab Small-Cap Equity Fund	28,900,959	65,408	(7,921,601)	1,255,243	12,261,114	34,561,123	1,526,551	65,407
Schwab Treasury Inflation Protected Securities Index Fund	4,607,974	4,673,602	(702,353)	(10,965)	379,095	8,947,353	702,856	133,603
Schwab U.S. Aggregate Bond Index Fund	112,389,577	36,023,197	(3,071,835)	(80,725)	(1,344,054)	143,916,160	13,564,200	2,162,942
Schwab U.S. Mid-Cap Index Fund	11,503,681	196,417	(1,490,000)	332,885	3,853,925	14,396,908	232,696	196,417
Schwab Variable Share Price Money Fund, Ultra Shares	12,656,711	2,003,223	—	—	(1,466)	14,658,468	14,654,071	3,249
Total	$687,691,336	$98,278,553	($108,355,860)	$17,646,002	$129,794,085	$825,054,116		$21,756,427
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$825,054,116	$—	$—	$825,054,116
Unaffiliated Underlying Funds[1]	313,823,722	—	—	313,823,722
Short-Term Investments[1]	—	15,712,169	—	15,712,169
Total	$1,138,877,838	$15,712,169	$—	$1,154,590,007
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 72.8% of net assets

Equity Funds 59.6%
Global Real Estate 3.8%
Schwab Global Real Estate Fund	2,845,277	22,847,578
International 20.2%
Laudus International MarketMasters Fund *	2,619,975	79,673,451
Schwab International Core Equity Fund	3,763,896	43,209,526
		122,882,977
Large-Cap 30.6%
Laudus U.S. Large Cap Growth Fund *	574,129	19,589,295
Schwab Core Equity Fund	1,636,852	46,404,752
Schwab Fundamental US Large Company Index Fund	311,135	6,938,306
Schwab S&P 500 Index Fund	1,666,858	112,912,945
		185,845,298
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	140,455	8,689,964
Small-Cap 3.6%
Schwab Small-Cap Equity Fund	952,940	21,574,569
		361,840,386

Fixed-Income Funds 12.2%
Intermediate-Term Bond 9.1%
Schwab U.S. Aggregate Bond Index Fund	5,197,281	55,143,154
Short-Term Bond 3.1%
Schwab Short-Term Bond Index Fund	1,862,091	19,179,541
		74,322,695

Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	6,014,238	6,016,042
Total Affiliated Underlying Funds
(Cost $299,922,295)		442,179,123

Unaffiliated Underlying Funds 26.2% of net assets

Equity Funds 12.8%
International 2.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,139,943	14,192,285
Security	Number of Shares	Value ($)
Large-Cap 9.1%
ClearBridge Large Cap Growth Fund, Class IS	285,014	21,957,453
Dodge & Cox Stock Fund	139,376	33,172,887
		55,130,340
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *	151,417	8,714,033
		78,036,658

Fixed-Income Funds 13.4%
Intermediate-Term Bond 9.6%
Baird Aggregate Bond Fund, Institutional Class	638,027	7,407,490
Loomis Sayles Investment Grade Bond Fund, Class Y	1,535,849	17,769,775
Metropolitan West Total Return Bond Fund, Class I	2,979,756	33,045,496
		58,222,761
International Bond 3.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,114,839	23,199,788
		81,422,549
Total Unaffiliated Underlying Funds
(Cost $134,220,025)		159,459,207
Issuer	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Skandinaviska Enskilda Banken AB
0.01%, 08/02/21 (b)	539,602	539,602
Sumitomo Mitsui Trust Bank, Limited
0.01%, 08/02/21 (b)	6,100,844	6,100,844
Total Short-Term Investments
(Cost $6,640,446)		6,640,446
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Laudus International MarketMasters Fund	$63,600,010	$8,630,508	($8,580,000)	$586,170	$15,436,763	$79,673,451	2,619,975	$4,321,507
Laudus U.S. Large Cap Growth Fund	16,683,899	938,670	(2,230,001)	763,290	3,433,437	19,589,295	574,129	938,669
Schwab Core Equity Fund	51,276,494	3,259,778	(19,400,000)	1,599,032	9,669,448	46,404,752	1,636,852	2,582,087
Schwab Dividend Equity Fund	7,043,705	—	(8,111,279)	738,519	329,055	—	—	51,638
Schwab Fundamental US Large Company Index Fund	—	5,840,000	—	—	1,098,306	6,938,306	311,135	—
Schwab Global Real Estate Fund	16,026,608	1,724,242	—	—	5,096,728	22,847,578	2,845,277	794,242
Schwab International Core Equity Fund	36,326,402	3,507,886	(5,820,000)	88,201	9,107,037	43,209,526	3,763,896	427,886
Schwab S&P 500 Index Fund	71,231,322	18,935,736	(4,210,001)	235,257	26,720,631	112,912,945	1,666,858	1,460,277
Schwab Short-Term Bond Index Fund	15,108,866	4,164,089	—	—	(93,414)	19,179,541	1,862,091	164,089
Schwab Small-Cap Equity Fund	17,736,031	449,881	(4,930,000)	(242,007)	8,560,664	21,574,569	952,940	39,882
Schwab U.S. Aggregate Bond Index Fund	40,060,770	16,587,725	(1,000,001)	(21,698)	(483,642)	55,143,154	5,197,281	817,970
Schwab U.S. Mid-Cap Index Fund	7,118,767	121,549	(1,060,001)	180,921	2,328,728	8,689,964	140,455	121,548
Schwab Variable Share Price Money Fund, Ultra Shares	4,015,524	2,001,119	—	—	(601)	6,016,042	6,014,238	1,147
Total	$346,228,398	$66,161,183	($55,341,283)	$3,927,685	$81,203,140	$442,179,123		$11,720,942
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$442,179,123	$—	$—	$442,179,123
Unaffiliated Underlying Funds[1]	159,459,207	—	—	159,459,207
Short-Term Investments[1]	—	6,640,446	—	6,640,446
Total	$601,638,330	$6,640,446	$—	$608,278,776
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.5% of net assets

Equity Funds 65.7%
Global Real Estate 4.2%
Schwab Global Real Estate Fund	6,337,347	50,888,899
International 22.0%
Laudus International MarketMasters Fund *	5,688,732	172,994,344
Schwab International Core Equity Fund	8,227,830	94,455,490
		267,449,834
Large-Cap 33.8%
Laudus U.S. Large Cap Growth Fund *	1,664,634	56,797,327
Schwab Core Equity Fund	3,519,043	99,764,873
Schwab Fundamental US Large Company Index Fund	940,181	20,966,039
Schwab S&P 500 Index Fund	3,457,138	234,186,559
		411,714,798
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	294,308	18,208,807
Small-Cap 4.2%
Schwab Small-Cap Equity Fund	2,269,490	51,381,256
		799,643,594

Fixed-Income Funds 8.4%
Intermediate-Term Bond 6.3%
Schwab U.S. Aggregate Bond Index Fund	7,265,636	77,088,403
Short-Term Bond 2.1%
Schwab Short-Term Bond Index Fund	2,471,119	25,452,521
		102,540,924

Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	4,876,257	4,877,720
Total Affiliated Underlying Funds
(Cost $553,708,957)		907,062,238

Unaffiliated Underlying Funds 24.4% of net assets

Equity Funds 13.8%
International 3.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	3,039,727	37,844,596
Security	Number of Shares	Value ($)
Large-Cap 9.1%
ClearBridge Large Cap Growth Fund, Class IS	537,301	41,393,678
Dodge & Cox Stock Fund	291,586	69,400,266
		110,793,944
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *	340,962	19,622,378
		168,260,918

Fixed-Income Funds 10.6%
Intermediate-Term Bond 7.5%
Baird Aggregate Bond Fund, Institutional Class	704,892	8,183,797
Loomis Sayles Investment Grade Bond Fund, Class Y	2,917,945	33,760,623
Metropolitan West Total Return Bond Fund, Class I	4,483,994	49,727,494
		91,671,914
International Bond 3.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	3,377,964	37,056,261
		128,728,175
Total Unaffiliated Underlying Funds
(Cost $243,827,190)		296,989,093
Issuer	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
DnB Bank ASA
0.01%, 08/02/21 (b)	2,757,025	2,757,025
Sumitomo Mitsui Trust Bank, Limited
0.01%, 08/02/21 (b)	12,229,168	12,229,168
Total Short-Term Investments
(Cost $14,986,193)		14,986,193
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Laudus International MarketMasters Fund	$139,977,655	$15,921,427	($18,210,000)	$1,755,658	$33,549,604	$172,994,344	5,688,732	$9,721,427
Laudus U.S. Large Cap Growth Fund	45,866,279	3,737,247	(4,690,001)	646,097	11,237,705	56,797,327	1,664,634	2,637,247
Schwab Core Equity Fund	114,355,888	5,759,619	(45,380,000)	7,593,232	17,436,134	99,764,873	3,519,043	5,759,619
Schwab Dividend Equity Fund	19,513,656	—	(22,554,863)	2,216,161	825,046	—	—	143,057
Schwab Fundamental US Large Company Index Fund	—	18,520,000	(910,000)	37,200	3,318,839	20,966,039	940,181	—
Schwab Global Real Estate Fund	36,808,630	2,526,234	—	—	11,554,035	50,888,899	6,337,347	1,776,234
Schwab International Core Equity Fund	83,622,077	969,793	(11,100,001)	(390,864)	21,354,485	94,455,490	8,227,830	969,793
Schwab S&P 500 Index Fund	148,784,034	38,660,146	(9,525,000)	721,875	55,545,504	234,186,559	3,457,138	3,050,146
Schwab Short-Term Bond Index Fund	21,554,981	4,030,778	—	—	(133,238)	25,452,521	2,471,119	230,775
Schwab Small-Cap Equity Fund	42,629,978	94,900	(11,260,000)	1,178,477	18,737,901	51,381,256	2,269,490	94,899
Schwab U.S. Aggregate Bond Index Fund	58,368,806	20,439,780	(1,000,000)	(21,698)	(698,485)	77,088,403	7,265,636	1,143,145
Schwab U.S. Mid-Cap Index Fund	15,436,223	263,561	(2,890,000)	556,563	4,842,460	18,208,807	294,308	263,562
Schwab Variable Share Price Money Fund, Ultra Shares	4,877,113	1,095	—	—	(488)	4,877,720	4,876,257	1,094
Total	$731,795,320	$110,924,580	($127,519,865)	$14,292,701	$177,569,502	$907,062,238		$25,790,998
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$907,062,238	$—	$—	$907,062,238
Unaffiliated Underlying Funds[1]	296,989,093	—	—	296,989,093
Short-Term Investments[1]	—	14,986,193	—	14,986,193
Total	$1,204,051,331	$14,986,193	$—	$1,219,037,524
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 76.4% of net assets

Equity Funds 71.2%
Global Real Estate 4.5%
Schwab Global Real Estate Fund	1,370,601	11,005,923
International 24.3%
Laudus International MarketMasters Fund *	1,222,267	37,169,125
Schwab International Core Equity Fund	1,890,458	21,702,453
		58,871,578
Large-Cap 36.3%
Laudus U.S. Large Cap Growth Fund *	425,759	14,526,891
Schwab Core Equity Fund	747,523	21,192,289
Schwab Fundamental US Large Company Index Fund	266,299	5,938,476
Schwab S&P 500 Index Fund	682,108	46,205,971
		87,863,627
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	58,566	3,623,490
Small-Cap 4.6%
Schwab Small-Cap Equity Fund	497,817	11,270,587
		172,635,205

Fixed-Income Funds 5.0%
Intermediate-Term Bond 3.7%
Schwab U.S. Aggregate Bond Index Fund	853,316	9,053,679
Short-Term Bond 1.3%
Schwab Short-Term Bond Index Fund	302,340	3,114,106
		12,167,785

Money Market Fund 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	425,256	425,384
Total Affiliated Underlying Funds
(Cost $134,059,262)		185,228,374

Unaffiliated Underlying Funds 22.7% of net assets

Equity Funds 15.0%
International 4.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	772,411	9,616,513
Security	Number of Shares	Value ($)
Large-Cap 9.1%
ClearBridge Large Cap Growth Fund, Class IS	91,036	7,013,383
Dodge & Cox Stock Fund	62,718	14,927,572
		21,940,955
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *	81,629	4,697,763
		36,255,231

Fixed-Income Funds 7.7%
Intermediate-Term Bond 5.7%
Baird Aggregate Bond Fund, Institutional Class	101,418	1,177,468
Loomis Sayles Investment Grade Bond Fund, Class Y	491,708	5,689,063
Metropolitan West Total Return Bond Fund, Class I	625,413	6,935,827
		13,802,358
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	439,300	4,819,119
		18,621,477
Total Unaffiliated Underlying Funds
(Cost $44,571,652)		54,876,708
Issuer	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Skandinaviska Enskilda Banken AB
0.01%, 08/02/21 (b)	2,114,954	2,114,954
Total Short-Term Investment
(Cost $2,114,954)		2,114,954
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Laudus International MarketMasters Fund	$27,175,788	$4,941,715	($1,979,998)	$114,568	$6,917,052	$37,169,125	1,222,267	$1,909,428
Laudus U.S. Large Cap Growth Fund	10,802,694	1,755,333	(1,000,000)	28,679	2,940,185	14,526,891	425,759	609,923
Schwab Core Equity Fund	22,076,096	1,503,552	(7,369,999)	268,146	4,714,494	21,192,289	747,523	1,120,680
Schwab Dividend Equity Fund	3,996,168	—	(4,601,847)	(391,953)	997,632	—	—	29,295
Schwab Fundamental US Large Company Index Fund	—	5,040,000	—	—	898,476	5,938,476	266,299	—
Schwab Global Real Estate Fund	7,063,252	1,640,062	—	—	2,302,609	11,005,923	1,370,601	360,610
Schwab International Core Equity Fund	16,458,791	2,380,551	(1,379,999)	(113,788)	4,356,898	21,702,453	1,890,458	191,831
Schwab S&P 500 Index Fund	27,015,854	9,039,026	(509,999)	20,881	10,640,209	46,205,971	682,108	577,624
Schwab Short-Term Bond Index Fund	2,462,881	665,924	—	—	(14,699)	3,114,106	302,340	25,925
Schwab Small-Cap Equity Fund	8,281,447	218,836	(1,249,999)	(141,252)	4,161,555	11,270,587	497,817	18,836
Schwab U.S. Aggregate Bond Index Fund	6,574,580	2,763,210	(200,000)	(4,292)	(79,819)	9,053,679	853,316	131,709
Schwab U.S. Mid-Cap Index Fund	2,782,886	47,516	(239,999)	45,373	987,714	3,623,490	58,566	47,516
Schwab Variable Share Price Money Fund, Ultra Shares	425,331	96	—	—	(43)	425,384	425,256	95
Total	$135,115,768	$29,995,821	($18,531,840)	($173,638)	$38,822,263	$185,228,374		$5,023,472
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$185,228,374	$—	$—	$185,228,374
Unaffiliated Underlying Funds[1]	54,876,708	—	—	54,876,708
Short-Term Investment[1]	—	2,114,954	—	2,114,954
Total	$240,105,082	$2,114,954	$—	$242,220,036
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 78.1% of net assets

Equity Funds 74.9%
Global Real Estate 4.8%
Schwab Global Real Estate Fund	1,395,314	11,204,374
International 25.4%
Laudus International MarketMasters Fund *	1,244,860	37,856,195
Schwab International Core Equity Fund	1,865,832	21,419,753
		59,275,948
Large-Cap 38.1%
Laudus U.S. Large Cap Growth Fund *	463,508	15,814,883
Schwab Core Equity Fund	743,207	21,069,921
Schwab Fundamental US Large Company Index Fund	305,807	6,819,499
Schwab S&P 500 Index Fund	670,767	45,437,744
		89,142,047
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	61,485	3,804,103
Small-Cap 5.0%
Schwab Small-Cap Equity Fund	519,679	11,765,529
		175,192,001

Fixed-Income Funds 3.2%
Intermediate-Term Bond 2.4%
Schwab U.S. Aggregate Bond Index Fund	535,809	5,684,936
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	173,450	1,786,536
		7,471,472

Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	28,045	28,053
Total Affiliated Underlying Funds
(Cost $131,372,691)		182,691,526

Unaffiliated Underlying Funds 21.0% of net assets

Equity Funds 15.3%
International 4.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	851,384	10,599,728
Security	Number of Shares	Value ($)
Large-Cap 8.9%
ClearBridge Large Cap Growth Fund, Class IS	82,982	6,392,966
Dodge & Cox Stock Fund	60,489	14,397,033
		20,789,999
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *	75,802	4,362,401
		35,752,128

Fixed-Income Funds 5.7%
Intermediate-Term Bond 4.3%
Baird Aggregate Bond Fund, Institutional Class	83,354	967,742
Loomis Sayles Investment Grade Bond Fund, Class Y	390,706	4,520,465
Metropolitan West Total Return Bond Fund, Class I	413,961	4,590,827
		10,079,034
International Bond 1.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	293,691	3,221,787
		13,300,821
Total Unaffiliated Underlying Funds
(Cost $38,911,086)		49,052,949
Issuer	Face Amount ($)	Value ($)
Short-Term Investments 0.9% of net assets

Time Deposit 0.9%
Sumitomo Mitsui Banking Corp.
0.01%, 08/02/21 (b)	2,173,350	2,173,350
Total Short-Term Investment
(Cost $2,173,350)		2,173,350
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Laudus International MarketMasters Fund	$29,200,634	$6,267,718	($5,200,000)	$567,773	$7,020,070	$37,856,195	1,244,860	$2,060,939
Laudus U.S. Large Cap Growth Fund	12,216,880	2,659,689	(2,400,000)	272,646	3,065,668	15,814,883	463,508	724,098
Schwab Core Equity Fund	23,187,335	1,177,090	(8,450,000)	354,102	4,801,394	21,069,921	743,207	1,177,091
Schwab Dividend Equity Fund	4,987,939	—	(5,743,936)	(316,062)	1,072,059	—	—	36,567
Schwab Fundamental US Large Company Index Fund	—	5,740,000	—	—	1,079,499	6,819,499	305,807	—
Schwab Global Real Estate Fund	7,584,737	1,956,839	(740,000)	(89,243)	2,492,041	11,204,374	1,395,314	366,838
Schwab International Core Equity Fund	17,195,358	2,295,466	(2,510,000)	(71,103)	4,510,032	21,419,753	1,865,832	205,552
Schwab S&P 500 Index Fund	27,248,154	11,793,636	(4,165,002)	229,497	10,331,459	45,437,744	670,767	573,635
Schwab Short-Term Bond Index Fund	1,709,365	86,971	—	—	(9,800)	1,786,536	173,450	16,969
Schwab Small-Cap Equity Fund	9,203,031	21,384	(1,950,000)	(132,488)	4,623,602	11,765,529	519,679	21,384
Schwab U.S. Aggregate Bond Index Fund	4,740,365	984,825	—	—	(40,254)	5,684,936	535,809	84,851
Schwab U.S. Mid-Cap Index Fund	3,036,218	51,841	(399,999)	86,118	1,029,925	3,804,103	61,485	51,841
Schwab Variable Share Price Money Fund, Ultra Shares	28,050	6	—	—	(3)	28,053	28,045	6
Total	$140,338,066	$33,035,465	($31,558,937)	$901,240	$39,975,692	$182,691,526		$5,319,771
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$182,691,526	$—	$—	$182,691,526
Unaffiliated Underlying Funds[1]	49,052,949	—	—	49,052,949
Short-Term Investment[1]	—	2,173,350	—	2,173,350
Total	$231,744,475	$2,173,350	$—	$233,917,825
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 79.1% of net assets

Equity Funds 76.9%
Global Real Estate 4.9%
Schwab Global Real Estate Fund	936,770	7,522,260
International 25.9%
Laudus International MarketMasters Fund *	828,184	25,185,063
Schwab International Core Equity Fund	1,263,177	14,501,276
		39,686,339
Large-Cap 38.9%
Laudus U.S. Large Cap Growth Fund *	341,613	11,655,822
Schwab Core Equity Fund	487,024	13,807,134
Schwab Fundamental US Large Company Index Fund	217,142	4,842,261
Schwab S&P 500 Index Fund	433,182	29,343,719
		59,648,936
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	42,588	2,634,904
Small-Cap 5.5%
Schwab Small-Cap Equity Fund	372,688	8,437,664
		117,930,103

Fixed-Income Funds 2.2%
Intermediate-Term Bond 1.6%
Schwab U.S. Aggregate Bond Index Fund	233,035	2,472,502
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	85,731	883,027
		3,355,529
Total Affiliated Underlying Funds
(Cost $88,436,677)		121,285,632

Unaffiliated Underlying Funds 20.2% of net assets

Equity Funds 15.9%
International 5.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	616,576	7,676,368
Security	Number of Shares	Value ($)
Large-Cap 8.8%
ClearBridge Large Cap Growth Fund, Class IS	46,521	3,584,009
Dodge & Cox Stock Fund	41,901	9,972,896
		13,556,905
Small-Cap 2.1%
ClearBridge Small Cap Growth Fund, Class IS *	54,854	3,156,873
		24,390,146

Fixed-Income Funds 4.3%
Intermediate-Term Bond 3.3%
Baird Aggregate Bond Fund, Institutional Class	40,903	474,885
Loomis Sayles Investment Grade Bond Fund, Class Y	207,825	2,404,532
Metropolitan West Total Return Bond Fund, Class I	196,770	2,182,177
		5,061,594
International Bond 1.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	145,549	1,596,675
		6,658,269
Total Unaffiliated Underlying Funds
(Cost $24,415,842)		31,048,415
Issuer	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Barclays Bank plc
0.01%, 08/02/21 (a)	1,470,891	1,470,891
Total Short-Term Investment
(Cost $1,470,891)		1,470,891
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Laudus International MarketMasters Fund	$17,531,912	$4,284,004	($1,300,000)	$138,830	$4,530,317	$25,185,063	828,184	$1,237,377
Laudus U.S. Large Cap Growth Fund	8,126,767	1,807,229	(621,290)	30,954	2,312,162	11,655,822	341,613	457,228
Schwab Core Equity Fund	13,835,514	702,351	(3,959,998)	110,210	3,119,057	13,807,134	487,024	702,351
Schwab Dividend Equity Fund	3,126,027	—	(3,599,823)	(234,162)	707,958	—	—	22,917
Schwab Fundamental US Large Company Index Fund	—	4,120,000	—	—	722,261	4,842,261	217,142	—
Schwab Global Real Estate Fund	4,687,042	1,282,481	—	—	1,552,737	7,522,260	936,770	242,481
Schwab International Core Equity Fund	10,523,299	1,350,065	(150,000)	(3,462)	2,781,374	14,501,276	1,263,177	125,794
Schwab S&P 500 Index Fund	16,166,175	7,098,611	(516,273)	11,990	6,583,216	29,343,719	433,182	347,611
Schwab Short-Term Bond Index Fund	729,579	157,542	—	—	(4,094)	883,027	85,731	7,543
Schwab Small-Cap Equity Fund	5,575,641	813,955	(730,000)	(55,514)	2,833,582	8,437,664	372,688	12,956
Schwab U.S. Aggregate Bond Index Fund	1,909,309	787,846	(200,000)	(4,154)	(20,499)	2,472,502	233,035	37,858
Schwab U.S. Mid-Cap Index Fund	1,888,066	32,237	—	—	714,601	2,634,904	42,588	32,237
Total	$84,099,331	$22,436,321	($11,077,384)	($5,308)	$25,832,672	$121,285,632		$3,226,353
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$121,285,632	$—	$—	$121,285,632
Unaffiliated Underlying Funds[1]	31,048,415	—	—	31,048,415
Short-Term Investment[1]	—	1,470,891	—	1,470,891
Total	$152,334,047	$1,470,891	$—	$153,804,938
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 80.1% of net assets

Equity Funds 79.0%
Global Real Estate 5.1%
Schwab Global Real Estate Fund	231,550	1,859,345
International 26.8%
Laudus International MarketMasters Fund *	204,887	6,230,623
Schwab International Core Equity Fund	310,725	3,567,119
		9,797,742
Large-Cap 40.0%
Laudus U.S. Large Cap Growth Fund *	86,441	2,949,381
Schwab Core Equity Fund	111,529	3,161,852
Schwab Fundamental US Large Company Index Fund	56,651	1,263,325
Schwab S&P 500 Index Fund	107,076	7,253,316
		14,627,874
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	9,976	617,201
Small-Cap 5.4%
Schwab Small-Cap Equity Fund	87,951	1,991,220
		28,893,382

Fixed-Income Funds 1.1%
Intermediate-Term Bond 0.9%
Schwab U.S. Aggregate Bond Index Fund	29,098	308,730
Short-Term Bond 0.2%
Schwab Short-Term Bond Index Fund	7,627	78,557
		387,287
Total Affiliated Underlying Funds
(Cost $22,876,833)		29,280,669

Unaffiliated Underlying Funds 19.3% of net assets

Equity Funds 16.2%
International 5.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	157,374	1,959,311
Security	Number of Shares	Value ($)
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	10,341	796,643
Dodge & Cox Stock Fund	10,034	2,388,283
		3,184,926
Small-Cap 2.1%
ClearBridge Small Cap Growth Fund, Class IS *	13,416	772,082
		5,916,319

Fixed-Income Funds 3.1%
Intermediate-Term Bond 2.4%
Baird Aggregate Bond Fund, Institutional Class	9,887	114,785
Loomis Sayles Investment Grade Bond Fund, Class Y	36,556	422,951
Metropolitan West Total Return Bond Fund, Class I	32,477	360,170
		897,906
International Bond 0.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	22,388	245,594
		1,143,500
Total Unaffiliated Underlying Funds
(Cost $5,653,100)		7,059,819
Issuer	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Trust Bank, Limited
0.01%, 08/02/21 (a)	222,148	222,148
Total Short-Term Investment
(Cost $222,148)		222,148
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Laudus International MarketMasters Fund	$3,562,611	$2,080,573	($421,000)	$30,272	$978,167	$6,230,623	204,887	$257,246
Laudus U.S. Large Cap Growth Fund	1,763,036	726,081	(100,000)	4,148	556,116	2,949,381	86,441	102,187
Schwab Core Equity Fund	2,819,014	327,364	(690,000)	25,463	680,011	3,161,852	111,529	143,106
Schwab Dividend Equity Fund	677,221	—	(785,181)	(19,295)	127,255	—	—	4,965
Schwab Fundamental US Large Company Index Fund	—	1,145,000	(50,000)	331	167,994	1,263,325	56,651	—
Schwab Global Real Estate Fund	944,042	618,709	(40,000)	(6,298)	342,892	1,859,345	231,550	54,261
Schwab International Core Equity Fund	2,127,378	955,273	(105,000)	(4,219)	593,687	3,567,119	310,725	26,168
Schwab S&P 500 Index Fund	3,253,286	2,999,231	(431,000)	10,160	1,421,639	7,253,316	107,076	70,978
Schwab Short-Term Bond Index Fund	78,241	770	—	—	(454)	78,557	7,627	762
Schwab Small-Cap Equity Fund	1,201,420	256,792	(80,000)	(880)	613,888	1,991,220	87,951	2,791
Schwab U.S. Aggregate Bond Index Fund	232,349	168,363	(90,000)	(1,436)	(546)	308,730	29,098	4,303
Schwab U.S. Mid-Cap Index Fund	377,955	91,454	—	—	147,792	617,201	9,976	6,453
Total	$17,036,553	$9,369,610	($2,792,181)	$38,246	$5,628,441	$29,280,669		$673,220
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$29,280,669	$—	$—	$29,280,669
Unaffiliated Underlying Funds[1]	7,059,819	—	—	7,059,819
Short-Term Investment[1]	—	222,148	—	222,148
Total	$36,340,488	$222,148	$—	$36,562,636
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2065 Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 79.8% of net assets

Equity Funds 78.8%
Global Real Estate 5.1%
Schwab Global Real Estate Fund	17,797	142,908
International 26.5%
Laudus International MarketMasters Fund *	15,235	463,284
Schwab International Core Equity Fund	24,098	276,640
		739,924
Large-Cap 40.0%
Laudus U.S. Large Cap Growth Fund *	6,662	227,310
Schwab Core Equity Fund	7,451	211,224
Schwab Fundamental US Large Company Index Fund	4,442	99,049
Schwab S&P 500 Index Fund	8,513	576,654
		1,114,237
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	732	45,319
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	6,911	156,454
		2,198,842

Fixed-Income Funds 1.0%
Intermediate-Term Bond 0.8%
Schwab U.S. Aggregate Bond Index Fund	2,072	21,982
Short-Term Bond 0.2%
Schwab Short-Term Bond Index Fund	537	5,528
		27,510
Total Affiliated Underlying Funds
(Cost $2,096,892)		2,226,352

Unaffiliated Underlying Funds 19.6% of net assets

Equity Funds 16.9%
International 5.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	12,782	159,131
Security	Number of Shares	Value ($)
Large-Cap 9.0%
ClearBridge Large Cap Growth Fund, Class IS	751	57,884
Dodge & Cox Stock Fund	803	191,172
		249,056
Small-Cap 2.2%
ClearBridge Small Cap Growth Fund, Class IS *	1,067	61,415
		469,602

Fixed-Income Funds 2.7%
Intermediate-Term Bond 2.2%
Baird Aggregate Bond Fund, Institutional Class	789	9,162
Loomis Sayles Investment Grade Bond Fund, Class Y	2,752	31,841
Metropolitan West Total Return Bond Fund, Class I	1,959	21,730
		62,733
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,224	13,425
		76,158
Total Unaffiliated Underlying Funds
(Cost $532,218)		545,760
Issuer	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Sumitomo Mitsui Banking Corp.
0.01%, 08/02/21 (a)	24,261	24,261
Total Short-Term Investment
(Cost $24,261)		24,261
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2065 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 02/26/21(a)	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Laudus International MarketMasters Fund	$—	$486,385	($40,090)	($66)	$17,055	$463,284	15,235	$—
Laudus U.S. Large Cap Growth Fund	—	212,800	(11,462)	120	25,852	227,310	6,662	—
Schwab Core Equity Fund	—	199,953	(7,164)	38	18,397	211,224	7,451	—
Schwab Fundamental US Large Company Index Fund	—	94,736	—	—	4,313	99,049	4,442	—
Schwab Global Real Estate Fund	—	142,899	(7,409)	(81)	7,499	142,908	17,797	1,814
Schwab International Core Equity Fund	—	274,238	(6,330)	39	8,693	276,640	24,098	—
Schwab International Equity ETF	—	36,068	(36,192)	124	—	—	—	—
Schwab S&P 500 Index Fund	—	618,845	(84,842)	457	42,194	576,654	8,513	—
Schwab Short-Term Bond Index Fund	—	5,520	—	—	8	5,528	537	17
Schwab Small-Cap Equity Fund	—	159,450	(5,617)	3	2,618	156,454	6,911	—
Schwab U.S. Aggregate Bond Index Fund	—	21,692	—	—	290	21,982	2,072	112
Schwab U.S. Large-Cap ETF	—	49,762	(49,794)	32	—	—	—	—
Schwab U.S. Mid-Cap Index Fund	—	42,778	—	—	2,541	45,319	732	—
Schwab U.S. Small-Cap ETF	—	13,407	(13,505)	98	—	—	—	—
Total	$—	$2,358,533	($262,405)	$764	$129,460	$2,226,352		$1,943
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	Commencement of operations.
The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$2,226,352	$—	$—	$2,226,352
Unaffiliated Underlying Funds[1]	545,760	—	—	545,760
Short-Term Investment[1]	—	24,261	—	24,261
Total	$2,772,112	$24,261	$—	$2,796,373
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628JUL21